OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of other current assets
The following table summarises the Group’s other current assets as at the dates presented:

	31 December 2020	31 December 2019
Other current assets	€ million	€ million
Prepayments	61	65
VAT receivables	34	44
Miscellaneous receivables	109	132
Assets held for sale	20	18
Total other current assets	224	259

Summary of other non-current assets
The following table summarises the Group’s other non-current assets as at the dates presented:

	31 December 2020	31 December 2019
Other non-current assets	€ million	€ million
VAT receivables	208	201
Retirement benefit surplus (Note 15)	43	38
Other	86	82
Total other non-current assets	337	321